Eaton Vance
Short Duration High Income Fund
July 31, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 0.2%
Security	Shares	Value
Healthcare — 0.0%†
Endo, Inc.(1)	128	$ 3,020
		$ 3,020
Paper — 0.2%
Enviva LLC(1)(2)	8,688	$ 169,420
		$ 169,420
Total Common Stocks (identified cost $53,808)		$ 172,440

Convertible Bonds — 1.0%
Security	Principal Amount* (000's omitted)		Value
Homebuilders & Real Estate — 0.5%
Pebblebrook Hotel Trust, 1.75%, 12/15/26		425	$ 401,607
			$ 401,607
Super Retail — 0.5%
Delivery Hero SE, 1.50%, 1/15/28(3)	EUR	400	$ 420,223
			$ 420,223
Total Convertible Bonds (identified cost $789,170)			$ 821,830

Corporate Bonds — 85.0%
Security	Principal Amount* (000's omitted)	Value
Aerospace — 3.7%
Bombardier, Inc., 7.875%, 4/15/27(4)	135	$ 135,784
Moog, Inc., 4.25%, 12/15/27(4)	750	733,442
Rolls-Royce PLC, 3.625%, 10/14/25(4)	590	588,761
Science Applications International Corp., 4.875%, 4/1/28(4)	500	493,295
TransDigm, Inc.:
4.625%, 1/15/29	1,085	1,061,688
6.375%, 3/1/29(4)	100	102,470
		$ 3,115,440
Air Transportation — 1.5%
Air Canada, 3.875%, 8/15/26(4)	150	$ 148,514
Security	Principal Amount* (000's omitted)	Value
Air Transportation (continued)
Air Canada Pass-Through Trust, 10.50%, 7/15/26(4)	250	$ 262,016
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
7.875%, 5/1/27(4)	300	301,316
9.50%, 6/1/28(4)	516	529,398
		$ 1,241,244
Automotive & Auto Parts — 2.2%
Belron U.K. Finance PLC, 5.75%, 10/15/29(4)	824	$ 832,248
Clarios Global LP/Clarios U.S. Finance Co., 8.50%, 5/15/27(4)	750	755,973
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(4)	338	232,565
		$ 1,820,786
Broadcasting — 1.5%
Playtika Holding Corp., 4.25%, 3/15/29(4)	350	$ 320,353
Sinclair Television Group, Inc., 5.125%, 2/15/27(4)	225	217,110
Sirius XM Radio LLC, 5.00%, 8/1/27(4)	750	742,430
		$ 1,279,893
Building Materials — 3.3%
Advanced Drainage Systems, Inc., 5.00%, 9/30/27(4)	300	$ 297,143
CP Atlas Buyer, Inc.:
9.75%, 7/15/30(4)	138	139,337
12.75%, (7.00% cash and 5.75% PIK), 1/15/31(4)	331	314,735
James Hardie International Finance DAC, 5.00%, 1/15/28(4)	400	397,287
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(4)	412	410,982
Standard Industries, Inc., 5.00%, 2/15/27(4)	1,233	1,233,145
		$ 2,792,629
Cable & Satellite TV — 5.9%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.00%, 2/1/28(4)	980	$ 962,307
5.125%, 5/1/27(4)	665	659,972
5.50%, 5/1/26(4)	577	576,402
CSC Holdings LLC, 5.50%, 4/15/27(4)	200	193,751
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.875%, 8/15/27(4)	1,455	1,447,912
DISH Network Corp., 11.75%, 11/15/27(4)	1,000	1,042,321
		$ 4,882,665
Capital Goods — 1.8%
Calderys Financing II LLC, 11.75%, (11.75% cash or 12.50% PIK), 6/1/28(4)(5)	480	$ 495,205

Eaton Vance
Short Duration High Income Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Capital Goods (continued)
EnerSys, 4.375%, 12/15/27(4)		600	$ 590,082
ESAB Corp., 6.25%, 4/15/29(4)		369	377,490
			$ 1,462,777
Chemicals — 3.1%
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 6/15/27(4)		400	$ 396,799
Celanese U.S. Holdings LLC:
6.665%, 7/15/27		509	522,037
6.85%, 11/15/28		250	260,457
Compass Minerals International, Inc., 6.75%, 12/1/27(4)		55	55,001
International Flavors & Fragrances, Inc., 1.23%, 10/1/25(4)		87	86,414
Olympus Water U.S. Holding Corp., 9.75%, 11/15/28(4)		500	524,787
SNF Group SACA, 3.125%, 3/15/27(4)		500	483,336
WR Grace Holdings LLC, 4.875%, 6/15/27(4)		300	298,684
			$ 2,627,515
Consumer Products — 1.4%
Energizer Holdings, Inc., 4.75%, 6/15/28(4)		400	$ 389,095
Spectrum Brands, Inc., 3.875%, 3/15/31(4)		940	754,660
			$ 1,143,755
Containers — 1.7%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.00%, 9/1/29(3)	EUR	100	$ 103,404
4.00%, 9/1/29(4)		278	253,455
Canpack SA/Canpack U.S. LLC, 3.125%, 11/1/25(4)		400	397,123
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26		339	335,807
Sealed Air Corp., 4.00%, 12/1/27(4)		298	289,592
			$ 1,379,381
Diversified Financial Services — 2.6%
Azorra Finance Ltd., 7.25%, 1/15/31(4)		174	$ 178,025
Hightower Holding LLC, 6.75%, 4/15/29(4)		424	422,238
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.25%, 5/15/26		400	397,746
Phoenix Aviation Capital Ltd., 9.25%, 7/15/30(4)		351	368,089
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/26(4)		542	528,921
Terraform Global Operating LP, 6.125%, 3/1/26(4)		280	279,137
			$ 2,174,156
Security	Principal Amount* (000's omitted)	Value
Diversified Media — 1.9%
Arches Buyer, Inc.:
4.25%, 6/1/28(4)	200	$ 192,816
6.125%, 12/1/28(4)	200	191,050
Cars.com, Inc., 6.375%, 11/1/28(4)	390	389,522
Clear Channel Outdoor Holdings, Inc.:
5.125%, 8/15/27(4)	250	249,817
7.75%, 4/15/28(4)	239	225,914
Match Group Holdings II LLC, 5.00%, 12/15/27(4)	337	334,695
		$ 1,583,814
Energy — 5.7%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/1/29(4)	425	$ 445,662
EQT Corp., 7.50%, 6/1/27(4)	500	509,021
Genesis Energy LP/Genesis Energy Finance Corp., 7.75%, 2/1/28	500	505,360
Hess Midstream Operations LP, 5.875%, 3/1/28(4)	1,000	1,017,217
Nabors Industries, Inc., 7.375%, 5/15/27(4)	300	303,048
Permian Resources Operating LLC, 5.375%, 1/15/26(4)	503	502,527
Precision Drilling Corp., 7.125%, 1/15/26(4)	147	147,572
Sunoco LP, 7.00%, 5/1/29(4)	500	517,926
Venture Global LNG, Inc., 8.125%, 6/1/28(4)	800	828,787
		$ 4,777,120
Entertainment & Film — 1.0%
Cinemark USA, Inc., 5.25%, 7/15/28(4)	444	$ 441,207
Live Nation Entertainment, Inc., 3.75%, 1/15/28(4)	400	389,772
		$ 830,979
Environmental — 1.2%
Clean Harbors, Inc., 4.875%, 7/15/27(4)	224	$ 222,339
GFL Environmental, Inc., 4.00%, 8/1/28(4)	761	738,180
		$ 960,519
Food & Drug Retail — 1.7%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC:
3.25%, 3/15/26(4)	500	$ 495,084
4.625%, 1/15/27(4)	500	496,513
5.875%, 2/15/28(4)	400	400,176
		$ 1,391,773
Food, Beverage & Tobacco — 2.6%
Chobani Holdco II LLC, 9.50% PIK to 4/1/26, 10/1/29(4)	667	$ 716,920
Darling Ingredients, Inc., 5.25%, 4/15/27(4)	600	599,678

Eaton Vance
Short Duration High Income Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Food, Beverage & Tobacco (continued)
Performance Food Group, Inc., 5.50%, 10/15/27(4)	400	$ 399,709
Primo Water Holdings, Inc./Triton Water Holdings, Inc., 6.25%, 4/1/29(4)	224	224,732
U.S. Foods, Inc., 6.875%, 9/15/28(4)	230	237,159
		$ 2,178,198
Gaming — 3.4%
Allwyn Entertainment Financing U.K. PLC, 7.875%, 4/30/29(4)	200	$ 208,325
Brightstar Lottery PLC:
5.25%, 1/15/29(4)	200	198,606
6.25%, 1/15/27(4)	225	227,433
Churchill Downs, Inc., 5.50%, 4/1/27(4)	700	699,542
Great Canadian Gaming Corp./Raptor LLC, 8.75%, 11/15/29(4)	225	220,476
Light & Wonder International, Inc., 7.00%, 5/15/28(4)	400	400,672
MGM Resorts International, 4.625%, 9/1/26	352	350,880
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(4)	500	499,404
		$ 2,805,338
Healthcare — 4.5%
AMN Healthcare, Inc., 4.625%, 10/1/27(4)	276	$ 270,101
CHS/Community Health Systems, Inc., 6.875%, 4/15/29(4)	211	164,238
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 4/30/28(4)	500	527,691
IQVIA, Inc., 5.00%, 10/15/26(4)	500	499,148
Medline Borrower LP, 5.25%, 10/1/29(4)	419	411,075
Team Health Holdings, Inc.:
8.375%, 6/30/28(4)(6)	105	105,602
13.50%, (9.00% cash and 4.50% PIK), 6/30/28(4)	265	286,207
Tenet Healthcare Corp.:
4.625%, 6/15/28	345	339,415
6.25%, 2/1/27	430	430,556
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	393	384,648
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(4)	354	362,132
		$ 3,780,813
Homebuilders & Real Estate — 6.0%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 5.00%, 6/15/29(4)	350	$ 326,269
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 5/15/28(4)	454	457,834
Security	Principal Amount* (000's omitted)	Value
Homebuilders & Real Estate (continued)
Global Net Lease, Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(4)	500	$ 477,021
HAT Holdings I LLC/HAT Holdings II LLC, 3.375%, 6/15/26(4)	74	72,656
Iron Mountain, Inc., 5.25%, 3/15/28(4)	329	327,584
LGI Homes, Inc., 4.00%, 7/15/29(4)	500	456,286
Mattamy Group Corp., 5.25%, 12/15/27(4)	600	596,165
New Home Co., Inc.:
8.50%, 11/1/30(4)	111	113,466
9.25%, 10/1/29(4)	233	241,831
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 8/15/27(4)	750	742,962
RLJ Lodging Trust LP, 3.75%, 7/1/26(4)	675	665,469
Taylor Morrison Communities, Inc., 5.75%, 1/15/28(4)	500	504,584
		$ 4,982,127
Insurance — 1.9%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(4)	1,019	$ 1,020,735
Jones Deslauriers Insurance Management, Inc., 10.50%, 12/15/30(4)	500	531,814
		$ 1,552,549
Leisure — 3.5%
Carnival Corp., 6.00%, 5/1/29(4)	623	$ 628,914
NCL Corp. Ltd.:
5.875%, 3/15/26(4)	284	285,233
5.875%, 2/15/27(4)	300	301,076
Royal Caribbean Cruises Ltd.:
5.375%, 7/15/27(4)	601	604,226
5.50%, 8/31/26(4)	466	467,848
Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(4)	650	644,008
		$ 2,931,305
Metals & Mining — 2.6%
Arsenal AIC Parent LLC, 11.50%, 10/1/31(4)	357	$ 397,474
Constellium SE, 3.75%, 4/15/29(4)	270	253,610
First Quantum Minerals Ltd., 9.375%, 3/1/29(4)	345	366,032
Hudbay Minerals, Inc., 4.50%, 4/1/26(4)	400	397,062
Novelis Corp., 3.25%, 11/15/26(4)	750	738,432
		$ 2,152,610

Eaton Vance
Short Duration High Income Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Publishing & Printing — 0.6%
McGraw-Hill Education, Inc., 5.75%, 8/1/28(4)	504	$ 502,444
		$ 502,444
Restaurant — 0.8%
1011778 BC ULC/New Red Finance, Inc., 3.875%, 1/15/28(4)	654	$ 631,358
		$ 631,358
Services — 4.6%
Adtalem Global Education, Inc., 5.50%, 3/1/28(4)	550	$ 543,931
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 6/1/29(4)	315	306,853
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.625%, 6/1/28(4)	200	194,758
Korn Ferry, 4.625%, 12/15/27(4)	664	653,629
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28(4)	655	655,618
RB Global Holdings, Inc., 6.75%, 3/15/28(4)	250	256,223
Specialty Building Products Holdings LLC/SBP Finance Corp., 7.75%, 10/15/29(4)	279	273,718
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(4)	850	850,936
WESCO Distribution, Inc., 6.375%, 3/15/29(4)	131	134,530
		$ 3,870,196
Steel — 0.9%
Allegheny Ludlum LLC, 6.95%, 12/15/25	515	$ 517,138
TMS International Corp., 6.25%, 4/15/29(4)	258	245,853
		$ 762,991
Super Retail — 3.0%
Asbury Automotive Group, Inc., 4.50%, 3/1/28	360	$ 354,624
Bath & Body Works, Inc., 5.25%, 2/1/28	200	200,355
Evergreen AcqCo 1 LP/TVI, Inc., 9.75%, 4/26/28(4)	382	398,205
Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.375%, 1/15/29(4)	200	186,280
Group 1 Automotive, Inc., 4.00%, 8/15/28(4)	400	385,927
Ken Garff Automotive LLC, 4.875%, 9/15/28(4)	450	438,554
Lithia Motors, Inc., 3.875%, 6/1/29(4)	600	565,718
		$ 2,529,663
Technology — 1.8%
Entegris, Inc., 4.375%, 4/15/28(4)	350	$ 341,396
Fair Isaac Corp., 5.25%, 5/15/26(4)	330	329,762
Security	Principal Amount* (000's omitted)	Value
Technology (continued)
Gen Digital, Inc., 6.75%, 9/30/27(4)	500	$ 508,680
Open Text Corp., 3.875%, 2/15/28(4)	298	287,111
		$ 1,466,949
Telecommunications — 0.9%
EchoStar Corp., 10.75%, 11/30/29	379	$ 399,443
Zegona Finance PLC, 8.625%, 7/15/29(4)	355	378,430
		$ 777,873
Transport Excluding Air & Rail — 0.3%
Seaspan Corp., 5.50%, 8/1/29(4)	300	$ 285,928
		$ 285,928
Utility — 7.4%
Atlantica Sustainable Infrastructure Ltd., 4.125%, 6/15/28(4)	400	$ 386,602
Calpine Corp.:
4.50%, 2/15/28(4)	300	296,926
5.125%, 3/15/28(4)	250	248,957
Clearway Energy Operating LLC, 4.75%, 3/15/28(4)	500	491,956
Ferrellgas LP/Ferrellgas Finance Corp., 5.375%, 4/1/26(4)	400	397,413
NRG Energy, Inc.:
5.75%, 1/15/28	800	802,979
10.25% to 3/15/28(4)(7)(8)	437	481,391
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(4)	350	339,598
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.875%, 3/1/27	400	399,804
TerraForm Power Operating LLC, 5.00%, 1/31/28(4)	500	493,657
Vistra Operations Co. LLC:
5.00%, 7/31/27(4)	257	255,799
5.50%, 9/1/26(4)	868	868,112
5.625%, 2/15/27(4)	346	345,825
XPLR Infrastructure Operating Partners LP:
4.50%, 9/15/27(4)	250	242,293
8.375%, 1/15/31(4)	120	125,960
		$ 6,177,272
Total Corporate Bonds (identified cost $70,134,920)		$70,852,060

Eaton Vance
Short Duration High Income Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Exchange-Traded Funds — 1.5%
Security	Shares	Value
Fixed Income Funds — 1.5%
iShares 0-5 Year High Yield Corporate Bond ETF	28,800	$ 1,239,552
Total Exchange-Traded Funds (identified cost $1,218,240)		$ 1,239,552

Senior Floating-Rate Loans — 9.0%(9)
Borrower/Description	Principal Amount (000's omitted)	Value
Automotive & Auto Parts — 0.2%
Clarios Global LP, Term Loan, 6.856%, (1 mo. USD Term SOFR + 2.50%), 5/6/30	$199	$ 199,299
		$ 199,299
Broadcasting — 0.2%
E.W. Scripps Co.:
Term Loan, 10.208%, (1 mo. USD Term SOFR + 5.75%), 6/30/28	$119	$ 120,635
Term Loan, 11/30/29(10)	62	60,351
		$ 180,986
Capital Goods — 0.9%
EMRLD Borrower LP, Term Loan, 6.833%, (3 mo. USD Term SOFR + 2.50%), 5/31/30	$717	$ 718,469
		$ 718,469
Energy — 0.2%
M6 ETX Holdings II Midco LLC, Term Loan, 7.356%, (1 mo. USD Term SOFR + 3.00%), 4/1/32	$180	$ 181,406
		$ 181,406
Food, Beverage & Tobacco — 0.4%
Primo Brands Corp., Term Loan, 6.546%, (3 mo. USD Term SOFR + 2.25%), 3/31/28	$348	$ 349,445
		$ 349,445
Gaming — 0.3%
Spectacle Gary Holdings LLC, Term Loan, 8.696%, (3 mo. USD Term SOFR + 4.25%), 12/11/28	$241	$ 237,023
		$ 237,023
Borrower/Description	Principal Amount (000's omitted)	Value
Healthcare — 2.2%
athenahealth Group, Inc., Term Loan, 7.106%, (1 mo. USD Term SOFR + 2.75%), 2/15/29	$394	$ 394,126
Bausch Health Cos., Inc., Term Loan, 10.606%, (1 mo. USD Term SOFR + 6.25%), 10/8/30	470	461,740
Endo Luxembourg Finance Co. I SARL, Term Loan, 8.356%, (1 mo. USD Term SOFR + 4.00%), 4/23/31	198	198,346
Jazz Financing Lux SARL, Term Loan, 6.606%, (1 mo. USD Term SOFR + 2.25%), 5/5/28	401	403,291
LifePoint Health, Inc., Term Loan, 8.068%, (3 mo. USD Term SOFR + 3.75%), 5/19/31	123	122,962
Team Health Holdings, Inc., Term Loan, 9.606%, (1 mo. USD Term SOFR + 5.25%), 3/2/27	203	203,378
		$ 1,783,843
Insurance — 0.6%
Truist Insurance Holdings LLC, Term Loan - Second Lien, 9.046%, (3 mo. USD Term SOFR + 4.75%), 5/6/32	$463	$ 474,042
		$ 474,042
Leisure — 0.4%
Peloton Interactive, Inc., Term Loan, 9.833%, (3 mo. USD Term SOFR + 5.50%), 5/30/29	$348	$ 354,883
		$ 354,883
Restaurant — 0.5%
IRB Holding Corp., Term Loan, 6.856%, (1 mo. USD Term SOFR + 2.50%), 12/15/27	$398	$ 398,340
		$ 398,340
Services — 1.0%
AlixPartners LLP, Term Loan, 6.971%, (1 mo. USD Term SOFR + 2.50%), 2/4/28	$857	$ 858,796
		$ 858,796
Super Retail — 2.1%
Hanesbrands, Inc., Term Loan, 7.106%, (1 mo. USD Term SOFR + 2.75%), 3/7/32	$219	$ 219,663
Mavis Tire Express Services Corp., Term Loan, 7.333%, (3 mo. USD Term SOFR + 3.00%), 5/4/28	855	856,626

Eaton Vance
Short Duration High Income Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Super Retail (continued)
Petco Health & Wellness Co., Inc., Term Loan, 7.807%, (3 mo. USD Term SOFR + 3.25%), 3/3/28	$251	$ 235,381
PetSmart, Inc., Term Loan, 8.206%, (1 mo. USD Term SOFR + 3.75%), 2/11/28	450	449,600
		$ 1,761,270
Total Senior Floating-Rate Loans (identified cost $7,454,587)		$ 7,497,802

Miscellaneous — 0.0%
Security	Principal Amount	Value
Healthcare — 0.0%
Endo Design LLC, Escrow Certificates(1)(11)	$260,000	$ 0
		$ 0
Paper — 0.0%
Enviva LLC, Escrow Certificates(1)(11)	$273,000	$ 0
		$ 0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 2.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.22%(12)	1,967,284	$ 1,967,284
Total Short-Term Investments (identified cost $1,967,284)		$ 1,967,284
Total Investments — 99.0% (identified cost $81,618,009)		$82,550,968
Other Assets, Less Liabilities — 1.0%		$ 810,698
Net Assets — 100.0%		$83,361,666
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Non-income producing security.
(2)	Restricted security.
(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2025, the aggregate value of these securities is $523,627 or 0.6% of the Fund's net assets.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2025, the aggregate value of these securities is $63,485,719 or 76.2% of the Fund's net assets.
(5)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(6)	When-issued security.
(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(8)	Security converts to variable rate after the indicated fixed-rate coupon period.
(9)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(10)	This Senior Loan will settle after July 31, 2025, at which time the interest rate will be determined.
(11)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(12)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2025.

Eaton Vance
Short Duration High Income Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	523,763	EUR	451,952	State Street Bank and Trust Company	10/31/25	$4,999	$ —
						$4,999	$—
Abbreviations:
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
EUR	– Euro
USD	– United States Dollar

At July 31, 2025, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.
Restricted Securities
At July 31, 2025, the Fund owned the following security (representing 0.2% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The value of restricted securities is determined based on valuations provided by brokers when available, or if not available, they are valued by the investment adviser as the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Common Stocks
Enviva LLC	12/6/24	8,688	$52,173	$169,420
Total Restricted Securities			$52,173	$169,420
Affiliated Investments
At July 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $1,967,284, which represents 2.3% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended July 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$1,266,298	$37,083,029	$(36,382,043)	$ —	$ —	$1,967,284	$69,074	1,967,284
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.

Eaton Vance
Short Duration High Income Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2025, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks	$ —	$ 172,440	$ —	$ 172,440
Convertible Bonds	—	821,830	—	821,830
Corporate Bonds	—	70,852,060	—	70,852,060
Exchange-Traded Funds	1,239,552	—	—	1,239,552
Senior Floating-Rate Loans	—	7,497,802	—	7,497,802
Miscellaneous	—	—	0	0
Short-Term Investments	1,967,284	—	—	1,967,284
Total Investments	$3,206,836	$79,344,132	$0	$82,550,968
Forward Foreign Currency Exchange Contracts	$ —	$ 4,999	$ —	$ 4,999
Total	$3,206,836	$79,349,131	$0	$82,555,967
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2025 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.